INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

Geographic Allocation of Income and Provision (Credit) for Income Taxes on Continuing Operations
In millions	2018	2017	2016
Income (loss) from continuing operations before income taxes
Domestic [1,2]	$745	$(2,226)	$(991)
Foreign [1]	3,004	2,463	2,251
Income from continuing operations before income taxes	$3,749	$237	$1,260
Current tax expense (benefit)
Federal	$324	$(864)	$164
State and local	13	4	21
Foreign	901	971	606
Total current tax expense	$1,238	$111	$791
Deferred tax expense (benefit)
Federal [3]	$(318)	$1,499	$(1,029)
State and local	(32)	85	(59)
Foreign	(79)	(171)	79
Total deferred tax expense (benefit)	$(429)	$1,413	$(1,009)
Provision (credit) for income taxes on continuing operations	$809	$1,524	$(218)
Income (loss) from continuing operations, net of tax	$2,940	$(1,287)	$1,478

1.
In 2016, the domestic component of "Income from continuing operations before income taxes" included approximately $1.4 billion of income from portfolio actions. See Notes 6 and 7 for additional information.

2.
In 2017, the domestic component of "Income from continuing operations before income taxes" included approximately $1.4 billion of expense related to goodwill impairment and litigation settlements. In 2016, the domestic component of "Income from continuing operations before income taxes" included approximately $2.6 billion of expenses related to the urethane matters class action lawsuit and opt-out cases settlements, asbestos-related charge and charges for environmental matters. See Notes 15 and 18 for additional information.

3.
The 2018 and 2017 amounts reflect the tax impact of The Act which accelerated the utilization of tax credits and required remeasurement of all U.S. deferred tax assets and liabilities. The 2016 amount reflects the tax impact of accrued one-time items and reduced domestic income which limited the utilization of tax credits.

Schedule of Effective Income Tax Rate Reconciliation

Reconciliation to U.S. Statutory Rate	2018	2017	2016
Statutory U.S. federal income tax rate	21.0%	35.0%	35.0%
Equity earnings effect	(3.3)	(52.7)	(1.7)
Foreign income taxed at rates other than the statutory U.S. federal income tax rate [1]	6.7	(61.2)	(14.9)
U.S. tax effect of foreign earnings and dividends	(0.7)	(8.4)	12.5
Unrecognized tax benefits	0.2	13.5	(2.7)
Divestitures and ownership restructuring activities [2]	0.8	142.0	(48.2)
Impact of U.S. tax reform	(3.4)	367.8	—
State and local income taxes	0.4	11.4	2.9
Goodwill impairment	—	220.8	—
Excess tax benefits from stock-based compensation [3]	(1.0)	(39.7)	—
Other - net	0.9	14.5	(0.2)
Effective Tax Rate	21.6%	643.0%	(17.3)%

1.	Includes the impact of valuation allowances in foreign jurisdictions.

2.	See Notes 6 and 7 for additional information.

3.
Reflects the impact of the adoption of ASU 2016-09, "Compensation - Stock Compensation (Topic 718), Improvements to Employee Share-Based Payment Accounting," which was adopted January 1, 2017, and resulted in the recognition of excess tax benefits related to stock-based compensation in "Provision (credit) for income taxes on continuing operations."

Schedule of Deferred Tax Assets and Liabilities

Deferred Tax Balances at Dec 31	2018		2017
In millions	Assets	Liabilities	Assets	Liabilities
Property	$406	$2,519	$488	$2,467
Tax loss and credit carryforwards	2,079	—	1,687	—
Postretirement benefit obligations	2,115	143	2,411	149
Other accruals and reserves	1,220	151	1,409	174
Intangibles	157	954	126	1,019
Inventory	53	239	52	232
Investments	190	84	275	87
Other – net	620	247	427	405
Subtotal	$6,840	$4,337	$6,875	$4,533
Valuation allowances	(1,225)	—	(1,255)	—
Total	$5,615	$4,337	$5,620	$4,533

Summary of Operating Loss Carryforwards

Operating Loss and Tax Credit Carryforwards at Dec 31	2018	2017
In millions	Assets	Assets
Operating loss carryforwards
Expire within 5 years	$245	$222
Expire after 5 years or indefinite expiration	1,196	1,255
Total operating loss carryforwards	$1,441	$1,477
Tax credit carryforwards
Expire within 5 years	$32	$39
Expire after 5 years or indefinite expiration	606	171
Total tax credit carryforwards	$638	$210
Total operating loss and tax credit carryforwards	$2,079	$1,687

Schedule of Total Gross Unrecognized Tax Benefits
The following table provides a reconciliation of the Company's unrecognized tax benefits:

Total Gross Unrecognized Tax Benefits
In millions	2018	2017	2016
Total unrecognized tax benefits at Jan 1	$255	$231	$280
Decreases related to positions taken on items from prior years	(8)	(4)	(12)
Increases related to positions taken on items from prior years [1]	68	37	153
Increases related to positions taken in the current year [2]	2	12	135
Settlement of uncertain tax positions with tax authorities [1]	—	(12)	(325)
Decreases due to expiration of statutes of limitations	(1)	(9)	—
Foreign exchange gain	(2)	—	—
Total unrecognized tax benefits at Dec 31	$314	$255	$231
Total unrecognized tax benefits that, if recognized, would impact the effective tax rate	$235	$245	$225
Total amount of interest and penalties (benefit) recognized in "Provision (credit) for income taxes on continuing operations"	$(12)	$2	$(55)
Total accrual for interest and penalties recognized in the consolidated balance sheets	$109	$110	$89

1.	The 2016 balance includes the impact of a settlement agreement related to a historical change in the legal ownership structure of a nonconsolidated affiliate discussed below.

2.	The 2016 balance includes $126 million assumed in the Dow Silicones ownership restructure.

Schedule of Tax Years Subject to Examination by Major Tax Jurisdiction
Tax years that remain subject to examination for the Company’s major tax jurisdictions are shown below:

Tax Years Subject to Examination by Major Tax Jurisdiction at Dec 31, 2018	Earliest Open Year
Jurisdiction
Argentina	2011
Brazil	2006
Canada	2012
China	2008
Germany	2009
Italy	2013
The Netherlands	2016
Switzerland	2012
United States:
Federal income tax	2004
State and local income tax	2004